Other disclosures - Related party transactions - Material transactions with related parties (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Settlement for prior year's acquisition of fill-finish sites (note 5.3)	kr (1,004)	kr 0	kr 0
Parent | Novo Holdings A/S
Disclosure of transactions between related parties [line items]
Purchase of Novo Nordisk B shares	0	10,164	8,775
Acquisition of fill-finish sites (note 5.3)	0	82,146	0
Settlement for prior year's acquisition of fill-finish sites (note 5.3)	(1,004)	0	0
Dividend payment to Novo Holdings A/S	14,591	12,502	9,028
Services provided by Novo Nordisk	(55)	(33)	(17)
Total for all associates | Catalent Group
Disclosure of transactions between related parties [line items]
Services received, related party transactions	743	0	0
Total for all associates | Novonesis Group
Disclosure of transactions between related parties [line items]
Services provided by Novo Nordisk	(42)	(48)	(48)
Services received, related party transactions	280	117	112
Assets purchased from Novonesis	125	0	0
Total for all associates | Altasciences Group
Disclosure of transactions between related parties [line items]
Services received, related party transactions	103	146	229
Total for all associates | Other subsidiaries
Disclosure of transactions between related parties [line items]
Services received, related party transactions	139	93	0
Total for all associates | NNIT Group
Disclosure of transactions between related parties [line items]
Services received, related party transactions	kr 237	kr 257	kr 436